LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
LEASE ARRANGEMENTS
LEASE ARRANGEMENTS

12. LEASE ARRANGEMENTS

        The Company has entered into lease commitments for rental of its office space which expires in 2014. The future minimum lease payments during 2013 and 2014 are $248,632 and $41,718, respectively.

        Rent expense amounted to $423,522, $424,294 and $338,588 for the years ended December 31, 2012, 2011 and 2010, respectively.